Fair Value Measurements Of Assets And Liabilities That Are Measured On Nonrecurring Basis (Detail) (Fair Value, Measurements, Nonrecurring, Performance Shares, USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability of preferred share performance compensation	$ 0
Derivative liability of preferred share performance compensation total gains (losses)	0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability of preferred share performance compensation	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability of preferred share performance compensation	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability of preferred share performance compensation	$ 0